Accumulated other comprehensive income	12 Months Ended
Sep. 30, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated other comprehensive income	Accumulated other comprehensive income

	As at September 30, 2025	As at September 30, 2024
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $59,141 ($44,210 as at September 30, 2024)	1,588,980	896,259
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $46,173 ($48,921 as at September 30, 2024)	(542,309)	(388,957)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,538 ($2,907 as at September 30, 2024)	17,130	19,031
Net unrealized losses on cash flow hedges, net of accumulated income tax recovery of $10,042 ($1,421 as at September 30, 2024)	(34,359)	(6,930)
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $1,361 ($707 as at September 30, 2024)	4,328	2,447
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $11,755 ($24,817 as at September 30, 2024)	(31,426)	(70,597)
	1,002,344	451,253
For the year ended September 30, 2025, $4,594,000 of the net unrealized gains on cash flow hedges, net of income tax expense of $1,627,000, previously recognized in other comprehensive income were reclassified in the consolidated statements of earnings ($10,872,000, net of income tax expense of $3,814,000, were reclassified for the year ended September 30, 2024).
For the year ended September 30, 2025, $12,169,000 of the deferred gains of hedging on cross-currency swaps, net of income tax expense of $1,859,000, were also reclassified in the consolidated statements of earnings ($12,562,000, net of income tax expense of $1,919,000, were reclassified for the year ended September 30, 2024).